Note 14 - Segment Information	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

14. Segment Information

The Company manages its business on the basis of three reportable segments — the primary segment is the packaging and sale of fruits and vegetables, secondarily, the packaging and sale of prepared food products, third, the sale of snack products and finally, other products. The Company markets its product almost entirely in the United States. Export sales represented 6.5% of total sales in both 2021 and 2020. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2021:
Net sales	$1,363,263	$71,866	$10,999	$21,516	$1,467,644
Operating income	175,810	1,967	705	2,585	181,067
Identifiable assets	853,602	51,803	2,054	773	908,232
Capital expenditures	67,963	1,451	508	1,528	71,450
Depreciation and amortization	29,534	2,299	194	349	32,376

2020:
Net sales	$1,202,528	$105,044	$11,475	$16,722	$1,335,769
Operating income (loss)	65,921	3,774	837	(8)	70,524
Identifiable assets	853,438	51,803	2,054	773	908,068
Capital expenditures	63,543	2,122	19	756	66,440
Depreciation and amortization	26,486	3,564	207	676	30,933